Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Lease liabilities
Schedule of current and non current lease liabilities

	September 30,	December 31,
	2025	2024
	$'m	$'m

Non‑current	525.4	470.5
Current	99.3	82.1
Total lease liabilities	624.7	552.6

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	1 ‑ 3	3 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At September 30, 2025
Lease liabilities	643.4	1,312.8	114.0	214.1	195.3	789.4

At December 31, 2024
Lease liabilities	552.6	1,131.0	92.4	179.8	173.8	685.0